Investment Objectives and Goals	Apr. 30, 2026
TFA Tactical Income Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: TFA Tactical Income Fund
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The TFA Tactical Income Fund (the “Fund”) seeks to provide high current income relative to the Fund’s benchmark
Objective, Secondary [Text Block]	with a secondary objective of capital preservation.
Tactical Allocation Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: Tactical Allocation Fund (formerly, the Tactical Growth Allocation Fund)
Objective [Heading]	Investment Objective:
Objective, Primary [Text Block]	The Tactical Allocation Fund (the “Fund”) seeks to provide capital appreciation.
TFA Quantitative Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: TFA Quantitative Fund
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The TFA Quantitative Fund (the “Fund”) seeks to provide capital appreciation.
TFA AlphaGen Fund
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY: TFA AlphaGen Fund (formerly, the TFA AlphaGen Growth Fund)
Objective [Heading]	Investment Objectives:
Objective, Primary [Text Block]	The TFA AlphaGen Fund (the “Fund”) seeks to provide capital appreciation.